                        SUPPLEMENT DATED JANUARY 26, 2004
                              TO THE PROSPECTUS FOR
      THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A
                    DATED MAY 1, 2003, AS AMENDED MAY 5, 2003

The supplement to the prospectus dated September 19, 2003 is amended and restated as follows:

TRANSFERS OF POLICY VALUE
TRANSFERS INVOLVING FIXED ACCOUNT

The maximum amount that may be transferred from the Fixed Account in any one Policy Year is the greater of $2,000 or 15% of the Fixed Account Value at the previous Policy Anniversary. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market Trust.

                                      * * *

NEW INVESTMENT PORTFOLIOS

Effective July 9, 2003, Series I shares of the four new investment portfolios set forth below (the "Portfolios") will be added to the variable portion of your Policy. Each of these Portfolios is a series of Manufacturers Investment Trust. Series I shares of these Portfolios are subject to a Rule 12b-1 fee of 0.35%.

American Growth Trust
American International Trust
American Growth-Income Trust

American Blue Chip Income and Growth Trust

Each of the Portfolios invests exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").

BELOW IS A DESCRIPTION OF EACH OF THESE PORTFOLIOS:

The AMERICAN GROWTH TRUST invests all of its assets in Class 2 shares of the Growth Fund, a series of American Fund Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The AMERICAN INTERNATIONAL TRUST invests all of its assets in Class 2 shares of the International Fund, a series of American Fund Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

The AMERICAN GROWTH-INCOME TRUST invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Fund Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

The AMERICAN BLUE CHIP INCOME AND GROWTH TRUST invests all of its assets in Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Fund Insurance Series. The Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above.

The prospectus is supplemented to include the following illustrations:

SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND DEATH BENEFITS.

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Fixed Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of given age would vary over time if the return on the assets of the Portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for deductions from premiums, surrender charges, and monthly deductions.

The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each Policy Year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by Manufacturers Investment Trust are deducted from the gross return. The illustrations reflect an average of those Portfolios' current expenses (excluding those of the Equity Index Trust), which is approximately 0.984% per annum. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of - 0.984%, 5.016% and 11.016%.

The tables assume that no premiums have been allocated to the Fixed Account, that planned premiums are paid on the Policy Anniversary and that no transfers, partial withdrawals, Policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are two tables shown for a Policy issued to a 35 year old male non-smoker (assuming no optional riders are elected):

one based on current cost of insurance charges assessed by the Company and reflecting a 20 year no lapse guarantee one based on the maximum cost of insurance charges based on the 1980 Commissioners Uni-Smoker Mortality Tables and reflecting a 20 year no lapse guarantee.

Current cost of insurance charges are not guaranteed and may be changed.

The tables reflect a policyholder with certain characteristics (such as age and sex) and assuming certain expenses and rates of return. The actual results of a particular policyholder will vary based on the policyholders characteristics, the actual expenses of the policy and the actual rates of returns of the assets held in the subaccounts. Illustrations for smokers would show less favorable results than the illustrations shown below.

Upon request, Manulife USA will furnish a comparable illustration based on the proposed life insured's issue age, sex (unless unisex rates are required by law, or are requested) and risk classes, any additional ratings and the death benefit option, face amount and planned premium requested.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include Cash Surrender Values and Death Benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.

The Policies have been offered to the public only since approximately July, 2002. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    MALE NON-SMOKER ISSUE AGE 35 (PREFERRED)
                   $250,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $3,845 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES


                               0% Hypothetical                   6% Hypothetical                    12% Hypothetical
                           Gross Investment Return           Gross Investment Return            Gross Investment Return
                           -----------------------           -----------------------            -----------------------
End Of    Accumulated               Cash                              Cash                               Cash
Policy     Premiums      Policy    Surrender     Death      Policy   Surrender    Death     Policy     Surrender     Death
Year (1)      (2)        Value     Value (3)    Benefit     Value    Value (3)   Benefit     Value      Value (3)    Benefit
1              4,037       2,680          0     250,000      2,866          0    250,000       3,053           0     250,000
2              8,276       5,327      1,207     250,000      5,869      1,749    250,000       6,435       2,315     250,000
3             12,727       7,936      4,141     250,000      9,011      5,216    250,000      10,177       6,382     250,000
4             17,401      10,511      7,047     250,000     12,302      8,837    250,000      14,323      10,858     250,000
5             22,308      13,055      9,876     250,000     15,751     12,573    250,000      18,920      15,741     250,000
6             27,461      15,801     12,948     250,000     19,609     16,756    250,000      24,266      21,413     250,000
7             32,871      18,506     15,983     250,000     23,648     21,124    250,000      30,188      27,665     250,000
8             38,552      21,172     18,935     250,000     27,876     25,639    250,000      36,751      34,515     250,000
9             44,517      23,799     21,888     250,000     32,305     30,394    250,000      44,028      42,117     250,000
10            50,780      26,384     24,803     250,000     36,941     35,360    250,000      52,094      50,513     250,000
15            87,118      40,811     40,783     250,000     66,202     66,175    250,000     110,884     110,856     250,000
20           133,496      53,782     53,782     250,000    103,073    103,073    250,000     210,045     210,045     329,771
25           192,686      65,293     65,293     250,000    150,528    150,528    250,000     378,629     378,629     507,362
30           268,230      74,585     74,585     250,000    211,816    211,816    258,416     663,296     663,296     809,221
35           364,646      70,775     70,775     250,000    287,787    287,787    333,833   1,131,863   1,131,863   1,312,961
40           487,699      46,662     46,662     250,000    382,517    382,517    409,293   1,907,438   1,907,438   2,040,958
45           644,749       0 (4)      0 (4)     250,000    504,561    504,561    529,789   3,215,357   3,215,357   3,376,125
50           845,190       0 (4)      0 (4)     250,000    653,581    653,581    686,260   5,357,101   5,357,101   5,624,956
55         1,101,009       0 (4)      0 (4)     250,000    830,012    830,012    871,512   8,794,503   8,794,503   9,234,228
60         1,427,506       0 (4)      0 (4)     250,000  1,056,352  1,056,352  1,066,915  14,525,795  14,525,795  14,671,053
65         1,844,208       0 (4)      0 (4)     250,000  1,381,026  1,381,026  1,381,026  24,733,347  24,733,347  24,733,347


(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made,
(d) no premiums have been allocated to the Fixed Account and (e) no optional riders have been elected.

(2) Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided theDeath Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100. (4) In the absence of additional premium payments, the Policy will lapse, unless the Death Benefit Guarantee is in effect.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    MALE NON-SMOKER ISSUE AGE 35 (PREFERRED)
                   $250,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $3,845 ANNUAL PLANNED PREMIUM
                            ASSUMING MAXIMUM CHARGES


                               0% Hypothetical                6% Hypothetical                     12% Hypothetical
                           Gross Investment Return        Gross Investment Return             Gross Investment Return
                           -----------------------        -----------------------             -----------------------
End Of    Accumulated              Cash                              Cash                                Cash
Policy     Premiums     Policy   Surrender      Death    Policy   Surrender    Death        Policy      Surrender      Death
Year (1)      (2)        Value    Value (3)    Benefit    Value    Value (3)   Benefit       Value      Value (3)     Benefit
1              4,037     2,671          0      250,000      2,856         0    250,000        3,042            0      250,000
2              8,276     4,800        680      250,000      5,324     1,204    250,000        5,872        1,752      250,000
3             12,727     6,869      3,075      250,000      7,875     4,080    250,000        8,970        5,175      250,000
4             17,401     8,873      5,408      250,000     10,507     7,042    250,000       12,362        8,897      250,000
5             22,308    10,807      7,629      250,000     13,220    10,041    250,000       16,074       12,896      250,000
6             27,461    12,906     10,054      250,000     16,259    13,406    250,000       20,393       17,540      250,000
7             32,871    14,922     12,399      250,000     19,387    16,864    250,000       25,123       22,599      250,000
8             38,552    16,857     14,620      250,000     22,610    20,374    250,000       30,312       28,076      250,000
9             44,517    18,702     16,791      250,000     25,926    24,015    250,000       36,006       34,095      250,000
10            50,780    20,458     18,877      250,000     29,338    27,757    250,000       42,262       40,681      250,000
15            87,118    29,838     29,810      250,000     50,353    50,326    250,000       87,269       87,242      250,000
20           133,496    36,027     36,027      250,000     74,688    74,688    250,000      161,836      161,836      254,082
25           192,686    37,370     37,370      250,000    102,463   102,463    250,000      285,017      285,017      381,922
30           268,230    31,414     31,414      250,000    134,570   134,570    250,000      484,907      484,907      591,587
35           364,646    12,392     12,392      250,000    172,831   172,831    250,000      806,870      806,870      935,969
40           487,699     0 (4)      0 (4)      250,000    223,543   223,543    250,000    1,329,550    1,329,550    1,422,619
45           644,749     0 (4)      0 (4)      250,000    294,770   294,770    309,509    2,189,452    2,189,452    2,298,924
50           845,190     0 (4)      0 (4)      250,000    379,351   379,351    398,319    3,553,958    3,553,958    3,731,656
55         1,101,009     0 (4)      0 (4)      250,000    475,425   475,425    499,197    5,667,020    5,667,020    5,950,371
60         1,427,506     0 (4)      0 (4)      250,000    596,012   596,012    601,972    9,098,894    9,098,894    9,189,883
65         1,844,208     0 (4)      0 (4)      250,000    769,580   769,580    769,580   15,138,212   15,138,212   15,138,212


(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) nopolicy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2) Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4) In the absence of additional premium payments, the Policy will lapse, unless the Death Benefit Guarantee is in effect.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Accum II Supp 1/26/04